Financial Instruments - Summary of Other Financial Assets and Other Financial Liabilities Positions (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	€ 7	€ 7
Current derivative financial assets	19	23
Derivatives assets	26	30
Non-current loans		67
Current loans		2
Loans		69
Other non-current financial assets	7	74
Other current financial assets	19	30
Other financial assets	26	104
Other non-current financial liabilities	25	29
Other current financial liabilities	44	60
Other financial liabilities	69	89
Non-current derivative financial liabilities	25	29
Current derivative financial liabilities	44	60
Derivatives Liabilities	69	89
Aluminium and premium future contract [member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	2	2
Current derivative financial assets	4	7
Derivatives assets	6	9
Non-current derivative financial liabilities	5	6
Current derivative financial liabilities	22	38
Derivatives Liabilities	27	44
Other future contract [member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial liabilities	3	5
Current derivative financial liabilities	3	3
Derivatives Liabilities	6	8
Currency commercial contracts [member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	5	3
Current derivative financial assets	12	12
Derivatives assets	17	15
Non-current derivative financial liabilities	10	7
Current derivative financial liabilities	14	12
Derivatives Liabilities	24	19
Currency net debt derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets		2
Current derivative financial assets	3	4
Derivatives assets	3	6
Non-current derivative financial liabilities	7	11
Current derivative financial liabilities	5	3
Derivatives Liabilities	€ 12	14
Margin call [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets		5
Derivatives assets		5
Net investment hedge [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial liabilities		4
Derivatives Liabilities		€ 4